Expense Example - Potomac Tactically Passive Fund - Potomac Tactically Passive Fund Shares	Feb. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 184
Expense Example, with Redemption, 3 Years	$ 569